UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          2/14/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:       $272,558
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    25647   762400   SH         SOLE          762400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    20220  2212300   SH         SOLE         2212300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     1703   114600   SH         SOLE          114600    0        0
-----------------------------------------------------------------------------------------------------------
ASTRAZENECA PLC       ADR       046353108    13705   294100   SH         SOLE          294100    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    27776  1241666   SH         SOLE         1241666    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103     2843   309000   SH         SOLE          309000    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    17447  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    29720   452220   SH         SOLE          452220    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109     4794   124400   SH         SOLE          124400    0        0
-----------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP      COMMON    421924101     2069   139600   SH         SOLE          139600    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    17078  1312700   SH         SOLE         1312700    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    16975   873200   SH         SOLE          873200    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON     COMMON    478160104    15378   260200   SH         SOLE          260200    0        0
-----------------------------------------------------------------------------------------------------------
LEXICON GENETICS INC  COMMON    528872104     3168   274500   SH         SOLE          274500    0        0
-----------------------------------------------------------------------------------------------------------
NOVOSTE CORP          COMMON    67010C100     1133   129600   SH         SOLE          129600    0        0
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106     3528   354900   SH         SOLE          354900    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102     9990   389600   SH         SOLE          389600    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    23185  1253100   SH         SOLE         1253100    0        0
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100     8124   189900   SH         SOLE          189900    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    22817   320200   SH         SOLE          320200    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC  COMMON    92829S104     5348   479616   SH         SOLE          479616    0        0
-----------------------------------------------------------------------------------------------------------

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